STOCKHOLDERS' EQUITY (DEFICIT) (Details)				1 Months Ended			3 Months Ended				9 Months Ended		12 Months Ended				24 Months Ended
	Jun. 28, 2021 USD ($) $ / shares shares	May 18, 2021 USD ($) $ / shares shares	May 13, 2021 USD ($) shares	Jul. 31, 2021 USD ($) shares	May 31, 2021 USD ($) shares	Apr. 30, 2021 shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 shares	Feb. 11, 2020 shares	Sep. 30, 2018 shares
Class of Stock [Line Items]
Number of shares authorized																			125,000,000	77,000,000
Preferred stock outstanding (in shares)													20,714,518		20,714,518		20,714,518
Percentage of affirmative votes required to remove directors from the Board		66.3333%
Reverse stock split conversion ratio		1-for-15.625
Conversion ratio													15.625				15.625
Threshold amount of initial public offering for automatic conversion of preferred stock into common stock | $													$ 25,000,000
Total liquidation preferences | $													27,536,206		$ 15,738,253		$ 27,536,206
Value of shares issued | $									$ 126,837	$ 311,312			$ 451,603		2,508,300
Number of shares authorized																			200,000,000	110,000,000
Issuance of Series A-3 preferred stock (in shares)																	0
Common stock voting rights											one vote per share		one vote per share
Stock-based compensation expense | $							$ 134,113	$ 5,779			$ 4,155,641	$ 105,643	$ 144,775		$ 172,491
Contingent consideration liability | $							10,527,910				10,527,910
Proceeds from exercise of warrants | $											$ 1,768,046
Initial Public Offering
Class of Stock [Line Items]
Issuance of Series A-3 preferred stock (in shares)			2,409,639
Warrants issued			2,771,084
Aggregate net proceeds | $		$ 8,600,000
Amount of debt converted into shares | $		2,680,289
Underwriting commissions | $		800,000
Direct offering expenses | $		600,000
Underwriting discounts and commissions | $			$ 800,000
Initial Public Offering | Certain officers and directors
Class of Stock [Line Items]
Amount of debt converted into shares | $		$ 257,515
Number of shares resulting from conversion		152,357
Stock-based compensation expense | $		$ 233,184
Over-allotment option
Class of Stock [Line Items]
Warrants issued			361,445
April 2021 Financing
Class of Stock [Line Items]
Issuance of Series A-3 preferred stock (in shares)						20,000
Consulting agreement
Class of Stock [Line Items]
Issuance of Series A-3 preferred stock (in shares)											50,000
Guaranteed equity value of shares issued | $											$ 250,000
Contingent consideration liability | $							$ 67,000				$ 67,000
Preferred Stock
Class of Stock [Line Items]
Number of shares authorized		10,000,000
Preferred Stock | Initial Public Offering
Class of Stock [Line Items]
Stock issued upon conversion (in shares)		4,027,181
Common Stock
Class of Stock [Line Items]
Number of shares authorized		200,000,000					200,000,000				200,000,000		200,000,000		110,000,000		200,000,000
Common stock par value (in dollars per share) | $ / shares							$ 0.0001				$ 0.0001				$ 0.0001
Common stock issued (in shares)													664,167		664,167		664,167
Common stock outstanding (in shares)													664,167		664,167		664,167
Number of warrants exercised				355,000	31,881
Proceeds from exercise of warrants | $				$ 1,622,350	$ 145,696
Common Stock | Initial Public Offering
Class of Stock [Line Items]
Issue price (in dollars per share) | $ / shares		$ 4.15
Issuance of Series A-3 preferred stock (in shares)		2,409,639
Number of shares resulting from conversion		1,135,153
Common Stock | Over-allotment option
Class of Stock [Line Items]
Issue price (in dollars per share) | $ / shares	$ 4.15
Issuance of Series A-3 preferred stock (in shares)	361,445
Aggregate net proceeds | $	$ 1,400,000
Underwriting discounts and commissions | $	$ 100,000
Series Seed Preferred Stock
Class of Stock [Line Items]
Number of shares authorized							0				0		20,714,518		20,714,518		20,714,518
Preferred stock issued (in shares)							0				0		20,714,518		20,714,518		20,714,518	20,714,518
Preferred stock outstanding (in shares)							0				0		20,714,518		20,714,518		20,714,518
Purchase price | $ / shares													$ 0.27
Multiple													1.00		1.00
Total liquidation preferences | $													$ 5,633,855		$ 5,633,855		$ 5,633,855
Series Seed Preferred Stock | Minimum
Class of Stock [Line Items]
Multiple													1.00
Series Seed Preferred Stock | Maximum
Class of Stock [Line Items]
Multiple													1.25
Series A convertible preferred stock
Class of Stock [Line Items]
Number of shares authorized							0				0		14,481,413		14,481,413		14,481,413
Preferred stock issued (in shares)							0				0		5,654,072		5,654,072		5,654,072
Preferred stock outstanding (in shares)							0				0		5,654,072		5,654,072		5,654,072
Purchase price | $ / shares													$ 0.48
Multiple													1.00		1.00
Total liquidation preferences | $													$ 2,713,955		$ 2,713,955		$ 2,713,955
Series A-2 convertible preferred stock
Class of Stock [Line Items]
Number of shares authorized							0				0		20,000,000		20,000,000		20,000,000
Preferred stock issued (in shares)							0				0		5,932,742		5,932,742		5,932,742
Preferred stock outstanding (in shares)							0				0		5,932,742		5,932,742		5,932,742
Purchase price | $ / shares													$ 0.50
Multiple													1.00
Total liquidation preferences | $													$ 2,966,371		$ 2,966,371		$ 2,966,371
Series CF convertible preferred stock
Class of Stock [Line Items]
Number of shares authorized							0				0		2,000,000		2,000,000		2,000,000
Preferred stock issued (in shares)							0				0		836,331		126,641		836,331
Preferred stock outstanding (in shares)							0				0		836,331		126,641		836,331
Purchase price | $ / shares													$ 0.52
Multiple													1.00
Total liquidation preferences | $													$ 434,890		$ 65,863		$ 434,890
Gross proceeds | $													$ 309,750
Issue price (in dollars per share) | $ / shares								$ 0.52				$ 0.52	$ 0.44				$ 0.44
Issuance of Series A-3 preferred stock (in shares)												709,690	709,960
Series A-3 convertible preferred stock
Class of Stock [Line Items]
Number of shares authorized							0				0		18,867,925		18,867,925		18,867,925
Preferred stock issued (in shares)							0				0		9,032,330		8,223,036		9,032,330
Preferred stock outstanding (in shares)							0				0		9,032,330		8,223,036		9,032,330
Purchase price | $ / shares													$ 0.53
Multiple													1.00
Total liquidation preferences | $													$ 4,787,135		$ 4,358,209		$ 4,787,135
Gross proceeds | $													$ 428,926		$ 2,530,977
Issue price (in dollars per share) | $ / shares								0.53				$ 0.53	$ 0.53		$ 0.53		$ 0.53
Issuance of Series A-3 preferred stock (in shares)												809,294	809,294		4,775,428
Series A-3 convertible preferred stock | Preferred Stock
Class of Stock [Line Items]
Value of shares issued | $										$ 81			$ 81		$ 478
Issuance of Series A-3 preferred stock (in shares)										809,294			809,294	[1]	4,775,428	[1]
Series B convertible preferred stock
Class of Stock [Line Items]
Number of shares authorized													20,754,717				20,754,717		20,754,717
Preferred stock issued (in shares)													20,754,717		0		20,754,717
Preferred stock outstanding (in shares)															0
Purchase price | $ / shares													$ 0.53
Multiple													1.00
Series B convertible preferred stock | Bailey
Class of Stock [Line Items]
Issue price (in dollars per share) | $ / shares								$ 0.53				$ 0.53	$ 0.53				$ 0.53
Value of shares issued | $												$ 11,000,000	$ 11,000,000
Issuance of Series A-3 preferred stock (in shares)												20,754,717	20,754,717
Undesignated Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares authorized							10,000,000				10,000,000		936,144		936,144		936,144
Preferred stock issued (in shares)							0				0		0		0		0
Preferred stock outstanding (in shares)							0				0		0		0		0

[1]	The shares have been retroactively restated to reflect the 1-for-15.625 reverse stock split approved by the board of directors and shareholders in May 2021, of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company’s convertible preferred stock (see Note 14)